CHAPMAN AND CUTLER LLP                              111 WEST MONROE STREET
                                                  CHICAGO, ILLINOIS  60603



                                 April 20, 2011


Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

                  Re: First Trust Exchange-Traded Fund II
                      -----------------------------------

Ladies and Gentlemen:

      On behalf of First Trust Exchange-Traded Fund II (the "Registrant"), we are transmitting for electronic filing under the Securities Act of 1933, as amended (the "1933 Act"), Post-Effective Amendment No. 49 and under the Investment Company Act of 1940, as amended, Amendment No. 52 to the Registrant's registration statement on Form N-1A (the "Amendment"). The Amendment relates to First Trust ISE Cloud Computing Index Fund, a series of the Registrant. This Amendment is being filed pursuant to Rule 485(a) of the 1933 Act.

      If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

                                         Very truly yours,

                                         CHAPMAN AND CUTLER LLP


                                         By:    /s/ Morrison C. Warren
                                             -----------------------------------
                                                Morrison C. Warren

Enclosures

cc:  W. Scott Jardine
     Eric F. Fess